STOCK-BASED COMPENSATION - Restricted shares (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted - Shares	0	0
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning Balance - Shares		320,800
Granted - Shares	3,000,000	0
Vested - Shares	(3,130,400)	(190,400)
Non-vested, Ending Balance - Shares	0	130,400